Cash and cash equivalents	6 Months Ended
Jun. 30, 2018
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Cash and cash equivalents

7. Cash and cash equivalents

	June 30, 2018	December 31, 2017
	(in thousands)
	£	£
Cash and cash equivalents	81,469	86,703

Cash and cash equivalents comprise cash at bank with maturities of three months or less and earn interest at fixed or variable rates based on the terms agreed for each account.